Basis of Preparation	12 Months Ended
Dec. 31, 2018
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Basis of Preparation

2. Basis of Preparation

These consolidated financial statements were prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). The accounting policies adopted in these consolidated financial statements are based on IFRS effective as at December 31, 2018.

The consolidated financial statements have been prepared on a historical cost basis, unless otherwise stated in the significant accounting policies. The consolidated financial statements are presented in Canadian dollars, and all values, including United States dollars, are rounded to the nearest million ($000,000), except when otherwise indicated.

In November 2018, the Company sold its Construction Services business, which was reported as discontinued operations. Prior period amounts were restated to conform to current period’s presentation, as prescribed by IFRS 5, Non-current Assets Held for Sale and Discontinued Operations.